Loans and borrowings - Loans and borrowings from shareholders (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and borrowings
Short-term loan from shareholder	$ 49	$ 3,983
Long-term loan from shareholder		45
Loans and borrowings	$ 49	$ 4,028	$ 45